Income Tax Expense (Narrative) (Details) (USD $)	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Income Tax Expense [Line Items]
Net operating loss carryforward - foreign	$ 3,841,000	$ 3,419,000
Tax credit carryforward, amount	997,000	1,240,000
State research and other credit carryforwards with expiration date	600,000
State research and other credit carryforwards without expiration date	400,000
Capital loss carryforward, valuation allowance	200,000
Accumulated unremitted earnings of foreign subsidiaries	34,000,000
Accumulated unremitted earnings of foreign subsidiaries in cash	20,900,000
Income taxes due if foreign entities' earnings were distributed	5,600,000
Unrecognized tax benefits that would impact effective tax rate	1,800,000
Reduction in the amount of unrecognized tax benefits in the next twelve months	200,000
Unrecognized tax benefits, interest on income taxes accrued	100,000	200,000	100,000
Foreign [Member]
Income Tax Expense [Line Items]
Net operating loss carryforwards, valuation allowance	700,000	700,000
Brazil, Germany And United Kingdom [Member]
Income Tax Expense [Line Items]
Net operating loss carryforward - foreign	$ 12,500,000